Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 segments	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,551	$ 20,317	$ 83,960	$ 68,790
Property, plant and equipment	11,679		10,937	9,983
Number of material operating segments	1
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,295	12,146	53,238	42,258
Property, plant and equipment			7,202	5,902
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,399	7,958	30,296	25,390
Property, plant and equipment			174	283
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment			3,561	3,798
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 857	$ 213	$ 426	$ 1,142